Schedule I — Parent Only Financial Information - Schedule of Condensed Statements of Operations (Details) - Parent [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Expenses
General and administrative expenses	$ (694,904)
Total operating expenses	(694,904)
Other (expense) income
Interest income	86,206	13
Loss on disposal of equity securities	(414,653)
Total other (expense) income	(328,447)	13
(Loss) Income before taxes	(1,023,351)	13
Provision for income taxes
Net (loss) income	$ (1,023,351)	$ 13